COLUMBIA ACORN TRUST

ColumbiaSM Thermostat FundSM

(the “Fund”)

Supplement dated December 26, 2007

to the Prospectuses dated May 1, 2007

Effective December 27, 2007, the prospectuses for all share classes of the Fund are hereby supplemented as follows:

1.             The “Stock/Bond Allocation Table” and the paragraph and illustrative example that follow it on pages 3 - 4 are deleted in their entirety and replaced with the following (to reflect a rebalancing of the S&P 500 levels applicable to the stock and bond percentage weightings shown in the table):

	How Thermostat will Invest the Stock/Bond Assets

Level of the S&P 500	Stock Percentage	Bond Percentage

Over 2100	0%	100%
Over 2040-2100	5	95
Over 1980-2040	10	90
Over 1920-1980	15	85
Over 1860-1920	20	80
Over 1800-1860	25	75
Over 1740-1800	30	70
Over 1680-1740	35	65
Over 1620-1680	40	60
Over 1560-1620	45	55
Over 1500-1560	50	50
Over 1440-1500	55	45
Over 1380-1440	60	40
Over 1320-1380	65	35
Over 1260-1320	70	30
Over 1200-1260	75	25
Over 1140-1200	80	20
Over 1080-1140	85	15
Over 1020-1080	90	10
Over 960-1020	95	5
960 and under	100	0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds.  The only exception will be a “31-day Rule”; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days.  Following a change in the Fund’s stock-bond mix, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund’s holdings of stock Portfolio Funds and bond Portfolio Funds.  We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band.  For example, if the S&P 500 is in the 1260-1320 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds).  If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500	How Thermostat will invest the Stock/Bond Assets
Nov.1	We begin when the market is at 1540	50% stocks, 50% bonds
Dec. 1	The S&P 500 goes to 1561	rebalance 45% stocks, 55% bonds
Dec. 6	The S&P 500 drops back to 1545	no reversal for 31 days
Jan. 2	The S&P 500 is at 1502	rebalance 50% stocks, 50% bonds
Jan. 20	The S&P 500 drops to 1499	rebalance 55% stocks, 45% bonds
The market has made a continuation move by going through a second action level, not a reversal move, so that the 31-day Rule does not apply in this case.
Jan. 30	The S&P 500 goes up to 1505	no reversal for 31 days
Feb. 20	The S&P 500 is at 1510	rebalance 50% stocks, 50% bonds

2.             The reference to “the 850-1800 S&P 500 bands” on page 5 is revised to reference “the 960-2100 S&P 500 bands.”

3.             The Fund no longer intends to invest in Columbia Federal Securities Fund and instead intends to invest in Columbia U.S. Treasury Index Fund.  Accordingly, the following changes are made to the Fund’s prospectuses:

(a)           On page 4, the portion of the “Allocation of Stock/Bond Assets within Asset Classes” table related to bond funds is deleted in its entirety and replaced with the following:

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50%
Columbia Conservative High Yield Fund	High-yield bonds	20%
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30%
Total		100%

(b)           The section entitled “The Fund — Principal Investment Strategies — Columbia Federal Securities Fund, Class Z (Federal Securities Fund)” on page 8 is deleted in its entirety and replaced with the following:

Columbia U.S. Treasury Index Fund, Class Z (U.S. Treasury Index Fund)

U.S. Treasury Index Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.

Under normal circumstances, U.S. Treasury Index Fund invests at least 80% of net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, the Adviser attempts to allocate U.S. Treasury Index Fund’s assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in U.S. Treasury Index Fund’s portfolio, the Adviser will consider a security’s effect on U.S. Treasury Index Fund’s total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. U.S. Treasury Index Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

U.S. Treasury Index Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and U.S. Treasury Index Fund’s investment results, before fees and expenses. U.S. Treasury Index Fund’s ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and by the timing and amount of shareholder purchases and redemptions. U.S. Treasury Index Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

U.S. Treasury Index Fund’s investment adviser may sell a security when the security’s percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

(c)           The following is added to the section entitled “The Fund — Principal Investment Risks” that begins on page 10:

Index risk.  U.S. Treasury Index Fund’s value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

U.S. Government obligations risk.  U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.  Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

(d)           The following is added as a new paragraph under the call-out box entitled “Understanding Performance” that appears on the first page of Appendix A to prospectuses:

As of September 30, 2007, the average annual returns for Class Z shares of Columbia U.S. Treasury Index Fund (inception date June 4, 1991), before taxes on distributions, were: 5.36% for the one-year period; 3.03% for the five-year period; and 5.47% for the ten-year period.  As of December 31, 2006, the average annual returns for Class Z shares of the Fund, after taxes on distributions, were:  1.11% for the one-year period; 2.59% for the five-year period; and 3.54% for the ten-year period.  As of December 31, 2006, the average annual returns for Class Z shares of the Fund, after taxes on distributions and sale of Fund shares, were:  1.77% for the one-year period; 2.64% for the five-year period; and 3.51% for the ten-year period.  As of December 31, 2006, the average annual returns for the Citigroup Bond U.S. Treasury Index (which reflect no deductions for fees, expenses or taxes) were:  3.12% for the one-year period; 4.61% for the five-year period; and 5.97% for the ten-year period.

COLUMBIA ACORN TRUST

ColumbiaSM Thermostat FundSM

(the “Fund”)

Supplement dated December 26, 2007

to the Statement of Additional Information dated May 1, 2007

Effective December 27, 2007, the Fund no longer intends to invest in Columbia Federal Securities Fund and instead intends to invest in Columbia U.S. Treasury Index Fund.  Accordingly, the Fund’s statement of additional information is hereby supplemented as follows:

1.                                      The definition of “Portfolio Funds” that appears under the section entitled “Definitions” on page 2 is amended by replacing “Columbia Federal Securities Fund” with “Columbia U.S. Treasury Index Fund.”

2.                                      Under the section entitled “Investment Policies” on pages 2-3, the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

Columbia Thermostat Fund may invest in the following Portfolio Funds: Columbia Acorn Fund, Columbia Acorn Select, Columbia Marsico Growth Fund, Columbia Acorn International, Columbia Dividend Income Fund, Columbia Large Cap Enhanced Core Fund, Columbia Intermediate Bond Fund, Columbia Conservative High Yield Fund and Columbia U.S. Treasury Index Fund.

3.                                      The investment restrictions under the section entitled “Investment Restrictions of Portfolio Funds of Columbia Thermostat Fund” on pages 12-13 relating to Columbia Federal Securities Fund are deleted in their entirety and replaced with the following:

Columbia U.S. Treasury Index Fund

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for Columbia U.S. Treasury Index Fund supplements the discussion of investment policies in the Fund’s prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of U.S. Treasury Index Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1.                                       Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.                                       Purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate; (ii) purchase securities which are secured by real estate or interests in real estate; and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.                                       Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective:  (i) invest in securities of companies that purchase or sell commodities or which invest in such programs; and (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5.                                       Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.                                       Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; or

7.                                       Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies

1.                                       The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.                                       The Fund may not invest more than 15% of its net assets in illiquid securities.

3.                                       The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulation thereunder and any applicable exemptive relief.

4.                                       To the extent the Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the  statement will appear either on the notice or the envelope in which the notice is delivered.